Segment Information (Details 1)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Customer A [Member] | Pipeline R&D [Member]
Statement Line Items [Line Items]
Percentage of revenue in excess of 10%			11.00%
Customer B [Member] | Commercial [Member]
Statement Line Items [Line Items]
Percentage of revenue in excess of 10%	20.00%	20.00%
Customer C [Member] | Commercial [Member]
Statement Line Items [Line Items]
Percentage of revenue in excess of 10%	17.00%	15.00%
Customer D [Member] | Commercial [Member]
Statement Line Items [Line Items]
Percentage of revenue in excess of 10%	13.00%	10.00%